Lease Liability (Tables)	9 Months Ended
Sep. 30, 2012
Lease Liability [Abstract]
Summarizes activity related to lease liability
The following table summarizes the activity related to the lease liability for the period ended September 30, 2012 (in thousands).

	Warehouse space	Office and manufacturing space	Total
Balance at December 31, 2011	$828	$854	$1,682
Charges utilized	(178)	(418)	(596)
Additional charges to operations	67	63	130
Balance at September 30, 2012	717	499	1,216
Less current portion	(231)	(415)	(646)
	$486	$84	$570